INVESTMENTS IN DEBT AND EQUITY SECURITIES (Equity instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Equity Securities without Readily Determinable Fair Value [Line Items]
Total Equity Securities	$ 14,419	$ 11,530
Equity securities pledged to creditors	12,830	10,238
Frontline
Equity Securities without Readily Determinable Fair Value [Line Items]
Total Equity Securities	12,830	10,238
NorAm Drilling
Equity Securities without Readily Determinable Fair Value [Line Items]
Total Equity Securities	$ 1,589	$ 1,292